Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

Note 12—Comprehensive Loss

The following activity affected comprehensive loss:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In millions)	2011	2010	2011	2010
Net loss	$(173.4)	$(163.2)	$(471.3)	$(629.3)
Defined benefit plan adjustments, net of tax	0.9	(1.1)	0.3	(0.7)
Foreign currency translation adjustments, net of tax	(13.1)	9.0	(23.1)	7.6
Fair market value of derivatives, net of tax	(59.6)	(5.3)	(65.6)	(90.4)
Reclassification of loss on derivative instruments from other comprehensive loss to interest expense, net of tax	40.3	0.1	59.5	0.4
Unrealized gains on investments, net of tax	0.9	—	1.9	—

Total comprehensive loss	$(204.0)	$(160.5)	$(498.3)	$(712.4)

Note 10—Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss consists of the following:

	As of December 31,
(In millions)	2010	2009
Net unrealized losses on derivative instruments, net of tax	$(139.3)	$(100.8)
Unrealized gains/losses on investments, net of tax	1.6	—
Post retirement medical, net of tax	(1.5)	—
Foreign currency translation, net of tax	(4.0)	(12.2)
Minimum pension liability adjustment, net of tax	(25.6)	(21.0)

	$(168.8)	$(134.0)